UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Shareholders

DWS Enhanced Emerging Markets Fixed Income Fund

Contents
4 Performance Summary
8 Portfolio Summary
10 Investment Portfolio
17 Statement of Assets and Liabilities
19 Statement of Operations
20 Statement of Changes in Net Assets
21 Financial Highlights
26 Notes to Financial Statements
37 Information About Your Fund's Expenses
39 Summary of Management Fee Evaluation by Independent Fee Consultant
43 Account Management Resources
45 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may use derivatives, including as part of its currency strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund's currency overlay strategy is dependent on the effectiveness and implementation of portfolio management's proprietary models. As part of its currency strategy, the fund's exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)

Average Annual Total Returns as of 4/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	5.50%	0.83%	11.52%	2.74%	8.86%
Class B	5.05%	-0.01%	10.58%	1.90%	7.99%
Class C	5.19%	0.07%	10.70%	1.95%	8.02%
JPMorgan EMBI Global Diversified Index+	6.20%	11.23%	14.77%	8.44%	10.57%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	0.75%	-3.71%	9.83%	1.80%	8.36%
Class B (max 4.00% CDSC)	1.05%	-2.90%	10.03%	1.74%	7.99%
Class C (max 1.00% CDSC)	4.19%	0.07%	10.70%	1.95%	8.02%
JPMorgan EMBI Global Diversified Index+	6.20%	11.23%	14.77%	8.44%	10.57%
No Sales Charges						Life of Institutional Class*
Class S	5.63%	1.07%	11.80%	2.96%	9.12%	N/A
Institutional Class	5.72%	1.25%	11.98%	N/A	N/A	3.74%
JPMorgan EMBI Global Diversified Index+	6.20%	11.23%	14.77%	8.44%	10.57%	9.29%

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class commenced operations on March 3, 2008. The performance shown for the index is for the time period of February 29, 2008 through April 30, 2012, which is based on the performance period of the life of the class.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	0.79%	13.25%	2.84%	8.85%
Class B	-0.04%	12.32%	2.00%	7.99%
Class C	-0.06%	12.41%	2.03%	8.00%
JPMorgan EMBI Global Diversified Index+	10.94%	16.23%	8.25%	10.54%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	-3.74%	11.53%	1.89%	8.35%
Class B (max 4.00% CDSC)	-2.93%	11.79%	1.84%	7.99%
Class C (max 1.00% CDSC)	-0.06%	12.41%	2.03%	8.00%
JPMorgan EMBI Global Diversified Index+	10.94%	16.23%	8.25%	10.54%
No Sales Charges					Life of Institutional Class*
Class S	1.03%	13.53%	3.07%	9.10%	N/A
Institutional Class	1.21%	13.76%	N/A	N/A	3.58%
JPMorgan EMBI Global Diversified Index+	10.94%	16.23%	8.25%	10.54%	9.06%

* Institutional Class commenced operations on March 3, 2008. The performance shown for the index is for the time period of February 29, 2008 through April 30, 2012, which is based on the performance period of the life of the class.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 1.22%, 2.04%, 1.99%, 0.98% and 0.83% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

+ The unmanaged JPMorgan Emerging Markets Bond (EMBI) Global Diversified Index tracks the performance of external debt instruments (including U.S.-dollar-denominated and other external-currency-denominated Brady bonds, loans, Eurobonds and local market instruments) in the emerging markets. The index limits exposure to any one country.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/12	$10.51	$10.56	$10.54	$10.51	$10.51
10/31/11	$10.20	$10.23	$10.22	$10.19	$10.20
Distribution Information: Six Months as of 4/30/12: Income Dividends	$.24	$.20	$.20	$.26	$.26
Latest Quarterly Income Dividend	$.1236	$.1023	$.1037	$.1300	$.1340
SEC 30-day Yield as of 4/30/12++	3.25%	3.08%	3.15%	4.14%	4.29%
Current Annualized Distribution Rate as of 4/30/12++	4.70%	3.88%	3.94%	4.95%	5.10%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2012, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.20%, 3.03%, 3.10%, 4.09% and 4.24% for Class A, B, C, S and Institutional Class shares had certain expenses not been reduced. The current annualized distribution rate is the latest quarterly dividend shown as an annualized percentage of net asset value on April 30, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.65%, 3.83%, 3.89%, 4.90% and 5.05% for Class A, B, C, S and Institutional Class shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Morningstar Rankings — Emerging Markets Bond Funds Category as of 4/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	103	of	152	67
3-Year	92	of	99	92
5-Year	60	of	63	95
10-Year	37	of	40	92
Class B 1-Year	113	of	152	74
3-Year	96	of	99	96
5-Year	63	of	63	100
10-Year	40	of	40	100
Class C 1-Year	112	of	152	73
3-Year	95	of	99	95
5-Year	62	of	63	98
10-Year	39	of	40	97
Class S 1-Year	99	of	152	65
3-Year	89	of	99	89
5-Year	59	of	63	93
10-Year	36	of	40	89
Institutional Class 1-Year	94	of	152	61
3-Year	87	of	99	87

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Bonds 82.3%
Argentina 2.6%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		11,380,000	1,174,412
GDP Linked Note, 12/15/2035 (b)	EUR	5,138,017	632,072
7.0%, 10/3/2015		2,000,000	1,799,111
7.82%, 12/31/2033	EUR	2,273,065	1,760,182
Series 1, 8.75%, 6/2/2017		1,000,000	923,000
(Cost $6,483,527)			6,288,777
Austria 1.9%
OGX Austria GmbH:
144A, 8.375%, 4/1/2022		2,400,000	2,448,000
144A, 8.5%, 6/1/2018		2,000,000	2,075,000
(Cost $4,454,973)			4,523,000
Belarus 1.2%
Republic of Belarus, 8.95%, 1/26/2018 (Cost $2,964,460)		3,000,000	2,775,000
Bermuda 0.9%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,093,673)		2,000,000	2,085,000
Brazil 6.0%
Banco Bradesco SA:
144A, 4.5%, 1/12/2017 (c)		2,000,000	2,080,000
144A, 5.75%, 3/1/2022		2,000,000	2,033,000
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		1,667,000	1,733,680
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		3,000,000	3,262,500
Independencia International Ltd., REG S, 12.0%, 12/30/2016*		1,574,386	11,965
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022		3,000,000	3,015,000
Petrobras International Finance Co., 5.75%,1/20/2020		2,000,000	2,232,316
(Cost $16,731,383)			14,368,461
British Virgin Islands 0.2%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (d) (Cost $499,345)		500,000	500,411
Cayman Islands 5.6%
Braskem Finance Ltd., 144A, 5.75%, 4/15/2021		2,000,000	2,081,200
CCL Finance Ltd., 144A, 9.5%, 8/15/2014		2,000,000	2,250,000
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		4,000,000	4,180,000
Vale Overseas Ltd., 8.25%, 1/17/2034		2,000,000	2,657,990
Voto-Votorantim Ltd., 144A, 6.75%, 4/5/2021		2,000,000	2,240,000
(Cost $12,953,927)			13,409,190
Chile 2.6%
Celulosa Arauco y Constitucion SA, 144A, 4.75%, 1/11/2022		3,000,000	3,054,648
Republic of Chile, 3.25%, 9/14/2021		3,000,000	3,120,000
(Cost $5,933,300)			6,174,648
China 1.1%
China Oriental Group Co., Ltd.: 144A, 7.0%, 11/17/2017		1,000,000	820,000
144A, 8.0%, 8/18/2015		2,000,000	1,825,000
(Cost $2,906,168)			2,645,000
Colombia 3.2%
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		2,500,000	2,596,250
Republic of Colombia, 4.375%, 7/12/2021		4,500,000	4,972,500
(Cost $7,320,382)			7,568,750
Croatia 3.5%
Republic of Croatia:
144A, 6.25%, 4/27/2017		5,500,000	5,565,230
6.5%, 1/5/2015	EUR	2,000,000	2,746,678
(Cost $8,316,140)			8,311,908
El Salvador 0.6%
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017 (Cost $1,566,880)		1,500,000	1,533,750
Hungary 1.7%
Republic of Hungary:
4.75%, 2/3/2015		2,000,000	1,920,520
6.375%, 3/29/2021 (c)		2,250,000	2,160,000
(Cost $3,833,060)			4,080,520
India 1.2%
Reliance Holdings U.S.A., Inc.:
144A, 5.4%, 2/14/2022		1,000,000	1,002,549
144A, 6.25%, 10/19/2040		2,000,000	1,872,022
(Cost $2,875,990)			2,874,571
Indonesia 5.0%
Majapahit Holding BV, REG S, 7.75%, 1/20/2020		6,000,000	7,110,000
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,500,000	2,531,250
Republic of Indonesia, 144A, 5.25%, 1/17/2042		2,250,000	2,303,438
(Cost $10,665,338)			11,944,688
Korea 1.0%
Korea Gas Corp., 144A, 6.25%, 1/20/2042 (Cost $1,961,384)		2,000,000	2,295,750
Latvia 1.1%
Republic of Latvia, 144A, 5.25%, 2/22/2017 (Cost $2,486,450)		2,500,000	2,568,750
Lithuania 2.5%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		3,000,000	3,255,000
REG S, 6.75%, 1/15/2015		2,500,000	2,708,525
(Cost $5,572,698)			5,963,525
Luxembourg 1.8%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,127,500
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,100,000	1,218,250
Evraz Group SA, 144A, 7.4%, 4/24/2017		1,000,000	1,005,000
(Cost $4,345,736)			4,350,750
Malaysia 1.5%
Penerbangan Malaysia Bhd.:
REG S, 5.625%, 3/15/2016		2,130,000	2,389,602
144A, 5.625%, 3/15/2016		1,000,000	1,121,879
(Cost $3,248,728)			3,511,481
Mexico 6.3%
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020		2,000,000	2,080,000
Petroleos Mexicanos, 5.5%, 1/21/2021		5,000,000	5,565,000
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		2,500,000	2,357,500
United Mexican States, Series M, 6.5%, 6/10/2021	MXN	37,500,000	2,950,072
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022		2,000,000	2,080,000
(Cost $15,148,655)			15,032,572
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,242,657
Panama 3.7%
Banco Latinamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017 (c)		2,000,000	2,000,000
Republic of Panama, 8.875%, 9/30/2027		4,400,000	6,897,000
(Cost $8,149,709)			8,897,000
Peru 3.1%
Republic of Peru, 5.625%, 11/18/2050		2,000,000	2,315,000
Southern Copper Corp., 6.75%, 4/16/2040		1,800,000	1,987,317
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		3,000,000	3,115,500
(Cost $7,030,663)			7,417,817
Philippines 1.1%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,350,000
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,265,000
(Cost $2,100,636)			2,615,000
Poland 0.9%
Republic of Poland, 5.0%, 3/23/2022 (Cost $1,898,896)		1,900,000	2,033,000
Romania 0.6%
Republic of Romania, 5.0%, 3/18/2015 (Cost $1,309,329)	EUR	1,000,000	1,353,484
Russia 5.9%
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		3,000,000	3,382,500
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	43	1
Russian Federation:
144A, 3.25%, 4/4/2017		3,000,000	3,041,250
144A, 5.625%, 4/4/2042		2,000,000	2,117,400
REG S, 12.75%, 6/24/2028		3,000,000	5,431,020
(Cost $12,142,298)			13,972,171
Serbia 1.0%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $2,311,615)		2,340,000	2,299,050
South Africa 2.5%
Republic of South Africa, 4.665%, 1/17/2024		3,750,000	3,928,125
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		2,000,000	2,089,204
(Cost $5,773,485)			6,017,329
Turkey 3.1%
Republic of Turkey:
6.25%, 9/26/2022		3,500,000	3,876,250
7.0%, 9/26/2016		3,000,000	3,401,250
(Cost $7,103,196)			7,277,500
United Arab Emirates 0.7%
Abu Dhabi National Energy Co., 144A, 5.875%, 12/13/2021 (Cost $1,492,725)		1,500,000	1,614,375
Uruguay 4.4%
Republic of Uruguay:
6.875%, 9/28/2025		3,800,000	4,940,000
7.625%, 3/21/2036		2,000,000	2,809,000
8.0%, 11/18/2022		2,062,501	2,849,345
(Cost $8,106,601)			10,598,345
Venezuela 3.3%
Petroleos de Venezuela SA:
5.25%, 4/12/2017		2,000,000	1,552,500
144A, 8.5%, 11/2/2017		1,000,000	892,500
Republic of Venezuela, 7.65%, 4/21/2025		7,000,000	5,425,000
(Cost $6,497,423)			7,870,000
Total Bonds (Cost $187,654,296)			196,014,230
Loan Participations and Assignments 5.4%
Russia 5.4%
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,075,000
Gazprom OAO, 144A, 4.95%, 5/23/2016		2,000,000	2,085,180
Sberbank of Russia, 144A, 6.125%, 2/7/2022		2,500,000	2,578,750
Vimpel Communications, 144A, 7.748%, 2/2/2021		2,000,000	1,990,500
Vnesheconombank, 144A, 5.375%, 2/13/2017		2,000,000	2,085,000
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		2,000,000	2,036,000
Total Loan Participations and Assignments (Cost $12,426,444)			12,850,430

	Shares	Value ($)

Securities Lending Collateral 1.6%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $3,893,725)	3,893,725	3,893,725

Cash Equivalents 5.2%
Central Cash Management Fund, 0.12% (e) (Cost $12,300,625)	12,300,625	12,300,625

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $216,275,090)+	94.5	225,059,010
Other Assets and Liabilities, Net	5.5	13,073,423
Net Assets	100.0	238,132,433

The following table represents a bond that is in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,865,558	11,965

* Non-income producing security.

+ The cost for federal income tax purposes was $216,388,473. At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $8,670,537. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,082,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,411,590.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2012 amounted to $3,787,600, which is 1.6% of net assets.

(d) When-issued security.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of April 30, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	6,086,084	GBP	3,800,000	5/3/2012	80,802	UBS AG
USD	6,061,086	JPY	490,000,000	5/11/2012	76,803	UBS AG
USD	16,111,605	TRY	29,268,342	5/16/2012	480,899	UBS AG
USD	16,125,513	HUF	3,666,941,581	5/16/2012	768,436	UBS AG
USD	26,879,536	GBP	16,901,117	5/16/2012	541,842	UBS AG
USD	10,740,742	JPY	867,907,803	5/16/2012	135,179	UBS AG
JPY	180,000,000	USD	2,299,297	5/17/2012	44,439	UBS AG
USD	2,245,316	JPY	180,000,000	5/17/2012	9,542	UBS AG
USD	5,913,608	EUR	4,500,000	5/21/2012	43,548	UBS AG
USD	4,720,479	AUD	4,600,000	5/29/2012	56,259	UBS AG
CAD	2,300,000	USD	2,330,905	5/29/2012	4,097	UBS AG
AUD	4,600,000	USD	4,777,657	5/29/2012	919	UBS AG
Total unrealized appreciation					2,242,765

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	3,800,000	USD	6,071,222	5/3/2012	(95,664)	UBS AG
JPY	490,000,000	USD	5,973,687	5/11/2012	(164,203)	UBS AG
USD	15,968,441	BRL	29,520,857	5/16/2012	(430,611)	UBS AG
USD	26,859,310	NZD	32,852,612	5/16/2012	(30,639)	UBS AG
EUR	12,272,084	USD	16,120,524	5/16/2012	(113,791)	UBS AG
SGD	20,270,569	USD	16,117,302	5/16/2012	(269,792)	UBS AG
SEK	181,699,123	USD	26,779,757	5/16/2012	(211,785)	UBS AG
AUD	10,447,637	USD	10,720,111	5/16/2012	(139,666)	UBS AG
CHF	39,312,674	USD	43,008,384	5/16/2012	(288,749)	UBS AG
NOK	217,207,924	USD	37,393,590	5/16/2012	(497,722)	UBS AG
USD	2,336,660	CAD	2,300,000	5/29/2012	(9,851)	UBS AG
EUR	6,400,000	USD	8,376,698	7/11/2012	(98,214)	UBS AG
CHF	5,284,277	EUR	4,400,000	7/16/2012	(921)	UBS AG
JPY	190,000,000	USD	2,378,077	8/2/2012	(3,905)	UBS AG
Total unrealized depreciation					(2,355,513)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HUF Hungarian Forint
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Bonds	$—	$196,014,230	$—	$196,014,230
Loan Participants and Assignments	—	12,850,430	—	12,850,430
Short-Term Investments (g)	16,194,350	—	—	16,194,350
Derivatives (h)	—	2,242,765	—	2,242,765
Total	$16,194,350	$211,107,425	$—	$227,301,775
Liabilities
Derivatives (h)	$—	$(2,355,513)	$—	$(2,355,513)
Total	$—	$(2,355,513)	$—	$(2,355,513)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $200,080,740) — including $3,787,600 of securities loaned	$208,864,660
Investment in Daily Assets Fund Institutional (cost $3,893,725)*	3,893,725
Investment in Central Cash Management Fund (cost $12,300,625)	12,300,625
Total investments in securities, at value (cost $216,275,090)	225,059,010
Cash	168,331
Foreign currency, at value (cost $5,571,308)	5,568,416
Cash held as collateral for forward foreign currency exchange contracts	4,700,000
Receivable for investments sold	5,202,112
Receivable for Fund shares sold	26,306
Interest receivable	3,098,321
Unrealized appreciation on forward foreign currency exchange contracts	2,242,765
Other assets	40,342
Total assets	246,105,603
Liabilities
Payable upon return of securities loaned	3,893,725
Payable for investments purchased	496,160
Payable for investments purchased — when-issued security	499,345
Payable for Fund shares redeemed	465,230
Unrealized depreciation on forward foreign currency exchange contracts	2,355,513
Accrued management fee	105,228
Accrued Directors' fees	762
Other accrued expenses and payables	157,207
Total liabilities	7,973,170
Net assets, at value	$238,132,433
Net Assets Consist of
Accumulated distributions in excess of net investment income	(324,421)
Net unrealized appreciation (depreciation) on: Investments	8,783,920
Foreign currency	(115,827)
Accumulated net realized gain (loss)	(32,013,385)
Paid-in capital	261,802,146
Net assets, at value	$238,132,433

* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($16,514,541 ÷ 1,570,920 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.51
Maximum offering price per share (100 ÷ 95.50 of $10.51)	$11.01
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($805,074 ÷ 76,273 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.56
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($7,563,490 ÷ 717,684 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$10.54
Class S Net Asset Value, offering and redemption price(a) per share ($109,675,518 ÷ 10,434,082 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$10.51
Institutional Class Net Asset Value, offering and redemption price(a) per share ($103,573,810 ÷ 9,851,297 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$10.51

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2012 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $2,296)	$7,071,061
Income distributions — Central Cash Management Fund	7,302
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	80,620
Total income	7,158,983
Expenses: Management fee	688,336
Administration fee	116,667
Services to shareholders	123,900
Distribution and service fees	61,770
Custodian fee	21,553
Professional fees	46,994
Reports to shareholders	32,350
Registration fees	33,354
Directors' fees and expenses	4,896
Other	13,951
Total expenses before expense reductions	1,143,771
Expense reductions	(58,558)
Total expenses after expense reductions	1,085,213
Net investment income	6,073,770
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(1,053,626)
Foreign currency	(2,529,580)
(3,583,206)
Change in net unrealized appreciation (depreciation) on: Investments	9,518,295
Foreign currency	972,050
10,490,345
Net gain (loss)	6,907,139
Net increase (decrease) in net assets resulting from operations	$12,980,909

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income	$6,073,770	$13,912,698
Net realized gain (loss)	(3,583,206)	(861,911)
Change in net unrealized appreciation (depreciation)	10,490,345	(30,665,831)
Net increase (decrease) in net assets resulting from operations	12,980,909	(17,615,044)
Distributions to shareholders from: Net investment income: Class A	(360,042)	(931,182)
Class B	(16,916)	(41,842)
Class C	(155,507)	(359,127)
Class S	(2,785,597)	(5,835,703)
Institutional Class	(2,520,324)	(5,020,851)
Total distributions	(5,838,386)	(12,188,705)
Fund share transactions: Proceeds from shares sold	21,014,907	57,235,793
Reinvestment of distributions	5,456,592	11,310,094
Payments for shares redeemed	(28,649,076)	(101,352,957)
Redemption fees	7,145	8,461
Net increase (decrease) in net assets from Fund share transactions	(2,170,432)	(32,798,609)
Increase (decrease) in net assets	4,972,091	(62,602,358)
Net assets at beginning of period	233,160,342	295,762,700
Net assets at end of period (including accumulated distributions in excess of net investment income of $324,421 and $559,805, respectively)	$238,132,433	$233,160,342

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/12 (Unaudited)		2011		2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$10.20		$11.41		$10.23	$7.96		$12.49		$12.12
Income (loss) from investment operations: Net investment incomea	.25		.54		.57	.62		.77		.79
Net realized and unrealized gain (loss)	.30		(1.28)		1.16	2.64		(4.64)		.37
Total from investment operations	.55		(.74)		1.73	3.26		(3.87)		1.16
Less distributions from: Net investment income	(.24)		(.47)		(.55)	(.41)		(.66)		(.79)
Net realized gains	—		—		—	(.18)		—		—
Return of capital	—		—		—	(.40)		—		—
Total distributions	(.24)		(.47)		(.55)	(.99)		(.66)		(.79)
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$10.51		$10.20		$11.41	$10.23		$7.96		$12.49
Total Return (%)b	5.50	c**	(6.53	)c	17.41	44.31	c	(32.54	)c	9.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		17		27	24		19		43
Ratio of expenses before expense reductions (%)	1.28	*	1.22		1.22	1.34		1.34		1.34
Ratio of expenses after expense reductions (%)	1.23	*	1.22		1.22	1.29		1.34		1.34
Ratio of net investment income (%)	4.94	*	5.05		5.31	6.95		6.59		6.40
Portfolio turnover rate (%)	104	**	134		42	110		99		173
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.23		$11.45	$10.28	$7.99	$12.53	$12.17
Income (loss) from investment operations: Net investment incomea	.22		.45	.47	.56	.68	.68
Net realized and unrealized gain (loss)	.31		(1.29)	1.17	2.65	(4.66)	.37
Total from investment operations	.53		(.84)	1.64	3.21	(3.98)	1.05
Less distributions from: Net investment income	(.20)		(.38)	(.47)	(.34)	(.56)	(.69)
Net realized gains	—		—	—	(.18)	—	—
Return of capital	—		—	—	(.40)	—	—
Total distributions	(.20)		(.38)	(.47)	(.92)	(.56)	(.69)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$10.56		$10.23	$11.45	$10.28	$7.99	$12.53
Total Return (%)b,c	5.05	**	(7.31)	16.43	43.17	(33.07)	8.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	1	1	2
Ratio of expenses before expense reductions (%)	2.10	*	2.04	2.10	2.24	2.21	2.28
Ratio of expenses after expense reductions (%)	2.01	*	2.04	2.10	2.03	2.12	2.19
Ratio of net investment income (%)	4.21	*	4.23	4.43	6.21	5.80	5.54
Portfolio turnover rate (%)	104	**	134	42	110	99	173
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/12 (Unaudited)		2011		2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$10.22		$11.44		$10.26	$7.98		$12.51		$12.14
Income (loss) from investment operations: Net investment incomea	.22		.46		.48	.56		.68		.69
Net realized and unrealized gain (loss)	.30		(1.29)		1.17	2.64		(4.65)		.37
Total from investment operations	.52		(.83)		1.65	3.20		(3.97)		1.06
Less distributions from: Net investment income	(.20)		(.39)		(.47)	(.34)		(.56)		(.69)
Net realized gains	—		—		—	(.18)		—		—
Return of capital	—		—		—	(.40)		—		—
Total distributions	(.20)		(.39)		(.47)	(.92)		(.56)		(.69)
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$10.54		$10.22		$11.44	$10.26		$7.98		$12.51
Total Return (%)b	5.19	c**	(7.31	)c	16.60	43.09	c	(33.07	)c	9.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		9		11	10		6		13
Ratio of expenses before expense reductions (%)	2.01	*	1.99		1.99	2.13		2.13		2.13
Ratio of expenses after expense reductions (%)	1.96	*	1.98		1.99	2.04		2.11		2.13
Ratio of net investment income (%)	4.21	*	4.29		4.54	6.20		5.81		5.60
Portfolio turnover rate (%)	104	**	134		42	110		99		173
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/12 (Unaudited)		2011		2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$10.19		$11.41		$10.24	$7.96		$12.49		$12.13
Income (loss) from investment operations: Net investment incomea	.27		.57		.59	.65		.80		.81
Net realized and unrealized gain (loss)	.31		(1.29)		1.16	2.64		(4.65)		.37
Total from investment operations	.58		(.72)		1.75	3.29		(3.85)		1.18
Less distributions from: Net investment income	(.26)		(.50)		(.58)	(.43)		(.68)		(.82)
Net realized gains	—		—		—	(.18)		—		—
Return of capital	—		—		—	(.40)		—		—
Total distributions	(.26)		(.50)		(.58)	(1.01)		(.68)		(.82)
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$10.51		$10.19		$11.41	$10.24		$7.96		$12.49
Total Return (%)	5.63	b**	(6.31	)b	17.70	44.65	b	(32.41	)b	10.10	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110		111		149	143		112		199
Ratio of expenses before expense reductions (%)	.99	*	.98		.99	1.06		1.12		1.19
Ratio of expenses after expense reductions (%)	.94	*	.98		.99	1.04		1.10		1.15
Ratio of net investment income (%)	5.20	*	5.29		5.54	7.20		6.82		6.58
Portfolio turnover rate (%)	104	**	134		42	110		99		173
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/12 (Unaudited)		2011		2010	2009	Period Ended 10/31/08a
Selected Per Share Data
Net asset value, beginning of period	$10.20		$11.41		$10.24	$7.97	$12.11
Income (loss) from investment operations: Net investment incomeb	.27		.58		.61	.66	.56
Net realized and unrealized gain (loss)	.30		(1.27)		1.16	2.64	(4.18)
Total from investment operations	.57		(.69)		1.77	3.30	(3.62)
Less distributions from: Net investment income	(.26)		(.52)		(.60)	(.45)	(.52)
Net realized gains	—		—		—	(.18)	—
Return of capital	—		—		—	(.40)	—
Total distributions	(.26)		(.52)		(.60)	(1.03)	(.52)
Redemption fees	.00	***	.00	***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$10.51		$10.20		$11.41	$10.24	$7.97
Total Return (%)	5.72	c**	(6.13	)c	17.88	44.68	(31.15	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104		96		107	68	36
Ratio of expenses before expense reductions (%)	.83	*	.83		.81	.89	.96	*
Ratio of expenses after expense reductions (%)	.78	*	.83		.81	.89	.96	*
Ratio of net investment income (%)	5.35	*	5.44		5.72	7.35	7.57	*
Portfolio turnover rate (%)	104	**	134		42	110	99
a For the period from March 3, 2008 (commencement of operations of Institutional Class shares) to October 31, 2008.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Enhanced Emerging Markets Fixed Income Fund (the "Fund") is a non-diversified series of DWS Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $28,383,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized, or until October 31, 2017, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for each of the three open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investments for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default or purchased in default.

B. Derivative Instruments

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. As part of its currency strategy, the Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2012, is included in a table following the Fund's Investment Portfolio. For the period ended April 30, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $111,266,000 to $182,347,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $87,831,000 to $140,048,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $5,767,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$2,242,765

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(2,355,513)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$(2,447,503)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$930,392

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $220,807,234 and $229,164,362, respectively. Purchases and sales of U.S. Treasury obligations aggregated $2,557,800 and $11,553,362, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee equal to an annual rate of 0.59% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from November 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive a portion of its management fee in the amount of 0.05% of the Fund's average daily net assets.

Accordingly, for the six months ended April 30, 2012, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $58,334, and the amount charged aggregated $630,002, which was equivalent to an annualized effective rate of 0.54% of the Fund's average daily net assets.

For the period from November 1, 2011 through January 31, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 2.01%.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2012, the Administration Fee was $116,667, of which $19,487 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2012
Class A	$6,516	$—	$2,771
Class B	628	224	274
Class C	2,398	—	1,045
Class S	56,572	—	21,008
Institutional Class	1,406	—	453
	$67,520	$224	$25,551

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2012
Class B	$3,208	$491
Class C	29,382	4,642
	$32,590	$5,133

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2012	Annualized Effective Rate
Class A	$18,396	$6,753	.24%
Class B	1,062	342	.25%
Class C	9,722	3,276	.25%
	$29,180	$10,371

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2012, aggregated $290.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2012, the CDSC for Class B and C shares aggregated $1,008 and $3,061, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2012, DIDI received $143 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,062, of which $9,104 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

H. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30, 2012, DWS Alternative Asset Allocation Plus Fund and DWS Select Alternative Allocation Fund held 23% and 16% of the total shares outstanding of the Fund, respectively.

I. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	357,751	$3,705,484	1,389,836	$14,965,267
Class B	2,796	29,425	8,794	95,377
Class C	32,992	341,686	338,333	3,670,258
Class S	897,823	9,324,003	565,562	6,131,077
Institutional Class	743,959	7,614,309	2,997,203	32,373,814
		$21,014,907		$57,235,793
Shares issued to shareholders in reinvestment of distributions
Class A	33,488	$341,502	83,142	$877,417
Class B	1,243	12,735	2,836	30,065
Class C	13,438	137,598	28,916	305,713
Class S	239,213	2,444,433	481,722	5,076,048
Institutional Class	246,714	2,520,324	476,420	5,020,851
		$5,456,592		$11,310,094
Shares redeemed
Class A	(498,018)	$(5,124,548)	(2,165,034)	$(23,268,201)
Class B	(22,162)	(227,824)	(45,042)	(483,123)
Class C	(170,839)	(1,745,589)	(474,827)	(5,087,277)
Class S	(1,574,395)	(16,200,012)	(3,241,700)	(34,767,659)
Institutional Class	(522,472)	(5,351,103)	(3,497,706)	(37,746,697)
		$(28,649,076)		$(101,352,957)
Redemption fees		$7,145		$8,461
Net increase (decrease)
Class A	(106,779)	$(1,072,226)	(692,056)	$(7,418,947)
Class B	(18,123)	(185,330)	(33,412)	(357,347)
Class C	(124,409)	(1,266,305)	(107,578)	(1,111,306)
Class S	(437,359)	(4,430,101)	(2,194,416)	(23,558,997)
Institutional Class	468,201	4,783,530	(24,083)	(352,012)
		$(2,170,432)		$(32,798,609)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,055.00	$1,050.50	$1,051.90	$1,056.30	$1,057.20
Expenses Paid per $1,000*	$6.28	$10.25	$10.00	$4.81	$3.99
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,018.75	$1,014.87	$1,015.12	$1,020.19	$1,020.98
Expenses Paid per $1,000*	$6.17	$10.07	$9.82	$4.72	$3.92

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Enhanced Emerging Markets Fixed Income Fund	1.23%	2.01%	1.96%	.94%	.78%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SZEAX	SZEBX	SZECX	SCEMX	SZEIX
CUSIP Number	233379 601	233379 700	233379 809	233379 874	233379 742
Fund Number	476	676	776	2076	1476

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DEEMFIF-3
(R-027568-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012